FINANCIAL ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
FINANCIAL ASSETS AND LIABILITIES
Summary of Financial Assets and Liabilities

The Company's financial assets and liabilities are as follows:

	Note	December 31, 2022	December 31, 2021
Assets
Fair value through profit or loss
Cash and cash equivalents	5.2	1,134,030	8,103,713
Marketable securities	5.3	22,099,766	4,388,007
Derivative financial instruments	5.6	4,151,752	4,732,926
Other financial assets		89,238	320,193
		27,474,786	17,544,839
Amortized cost
Cash and cash equivalents	5.2	12,167,686	8,070,417
Trade receivables	5.7	3,927,542	2,745,853
Restricted cash	5.3	139,933	58,990
Receivables from related parties	5.8	476,542	416,491
Sectorial financial assets	5.10	342,333	558,310
Dividends and interest on equity receivable	16	161,147	519,965
		17,215,183	12,370,026
Total		44,689,969	29,914,865
Liabilities
Amortized cost
Loans, borrowings and debentures	5.4	(21,620,197)	(25,444,437)
Trade payables	5.9	(4,379,851)	(3,253,504)
Consideration payable		(223,960)	(234,960)
Other financial liabilities (i)		(954,547)	(726,423)
Leases	5.5	(3,532,158)	(3,267,678)
Railroad concession payable	12	(3,351,410)	(3,054,248)
Related parties payable	5.8	(387,736)	(287,609)
Dividends payable	16	(892,006)	(799,634)
Sectorial financial liabilities	5.10	(1,616,616)	(1,372,283)
Installment of tax debts	13	(208,760)	(200,664)
		(37,167,241)	(38,641,440)
Fair value through profit or loss
Loans, borrowings and debentures	5.4	(31,367,019)	(20,214,600)
Derivative financial instruments	5.6	(5,290,932)	(1,076,161)
		(36,657,951)	(21,290,761)
Total		(73,825,192)	(59,932,201)

(i)

The Company’s subsidiaries seek to improve their working capital efficiency by negotiating longer payment terms with their suppliers and entering into structured payment agreements (also known as reverse factoring) with third-party intermediaries, such as financial institutions.

On December 31, 2022,Rumo and Moove had advanced R$710,736 and R$64,099 with financial institutions, respectively, compared to R$519,082 and R$57,704 on December 31, 2021. The counterparties for these transactions were first-rate banks, lending at an average rate of 14.53% p.a. (10.60% p.a. on December 31, 2021) for Rumo and CDI + 2.5% p.a.(CDI + 2.5% p.a. on December 31, 2021) for Moove. The average term of these transactions, which are recorded at present value using the above rate, is approximately 109 and 102 days (90 and 107 days on December 31, 2021). The financial charges embedded in the transaction are recorded in finance result, totaling R$96,752 for the fiscal year ending December 31, 2022 (R$27,155 and R$ 25,264 for the fiscal year ending December 31, 2021 and 2020 respectively).

We also have a voluntary supply chain finance ("SCF") program that allows suppliers, at their sole discretion, to take advantage of our credit rating. Subsidiaries and their suppliers agree to commercial terms for the goods and services we purchase, including prices, quantities and payment terms, regardless of whether the supplier chooses to participate in the SCF program. The subsidiaries and their suppliers agree to the commercial terms for the goods and services we purchase, including prices, quantities, and payment terms. There are no modifications to any of our payment obligations to our suppliers. Under the SCF program, neither the Company nor any of its subsidiaries provide any guarantees. When contracted, the Company and its subsidiaries pay the financial institution the full nominal value of the originating obligation on the original payment date.

For the SCF program, the subsidiaries Rumo and Compass have supplier advances with financial institutions totaling R$107,133 and R$72,579 on December 31, 2022 (R$62,070 and R$91,933 on December 31, 2021).

The settlement flow of the balance of credits assigned by suppliers to financial agents is classified in the statement of cash flows as operating activities as this more accurately reflects the cash expenditure from the perspective of the Company's operations.

Schedule of net debt
	Note	December 31, 2022	December 31, 2021
Loans and financing	5.4	52,987,216	45,659,037
Financial instruments and derivatives on debt	5.6	1,228,928	(3,633,381)
		54,216,144	42,025,656

(-) Cash and cash equivalents	5.2	(13,301,716)	(16,174,130)
(-) Marketable securities	5.3	(22,099,766)	(4,388,007)
		(35,401,482)	(20,562,137)
Net debt		18,814,662	21,463,519

Schedule Of Financial Clauses

The Company and its subsidiaries are required to comply with the following financial clauses per the terms of the main loan lines:

Debt		Goal	Index
4th issue debenture	Comgás	Short-term debt / total debt (iii) cannot exceed 0.6x	0.17
Debentures 4th to 9th issues		Net debt (i) / EBITDA (ii)cannot exceed 4.0x	1.64
BNDES
Resolution 4,131
Debenture 1st issue	Cosan		1.72
Senior Notes 2027	Cosan Luxembourg S.A.	Proforma net debt (iv) / pro forma EBITDA (ii)|(iv) cannot exceed 3.5x	2.19
Senior Notes 2029
Debenture (11th, 12th, 13th and 14th)	Rumo	ICJ (viii) = EBITDA / Finance result (v) cannot be less than 2.0x	2.87
ECA
Senior Notes 2028 (vi)	Rumo Luxembourg S.à r.l.	Net debt (i) / EBITDA (ii) cannot exceed 3.5x	2.25
Senior Notes 2032 (vi)
NC	Rumo
ECA
Debentures (vii)
BNDES	Sulgás		0.35
		Short-term debt / Total debt (iii) cannot exceed 0.8x	0.64
	Brado	ICSD (ix) cannot be less than 2.0x	2.84
	Brado	Net debt (i)/ EBITDA (ii) cannot exceed 3.0x	1.72
NCE	Brado	Net debt (i) / EBITDA (ii) cannot exceed 3.3x
Syndicated Loan	CLI	Net debt (i) / EBITDA (ii) cannot exceed 3.5x at the end of each quarter	1.98
		ICSD (ix) cannot be less than 2.5x at the end of each quarter	4.42

(i)	Net debt is composed of current and non-current debt, net cash and cash equivalents, derivative financial instruments on debt and marketable securities.
(ii)	Corresponds to the EBITDA accumulated over the previous twelve months.
(iii)	Total debt is the sum of current and non-current loans, borrowings and debentures, leasing, as well as current and non-current derivative financial instruments.
(iv)	Net debt and proforma EBITDA, including joint venture financial information. Net Debt and proforma EBITDA are non-GAAP measures.
(v)	The finance result of net debt is represented by the cost of net debt.
(vi)

Senior Notes due 2028 was the first Green issuance in the Latin American freight rail sector. The subsidiary Rumo is committed to using the resources to fully or partially finance ongoing and future projects that contribute to the promotion of a resource-efficient, low-carbon transport sector in Brazil. Eligible projects include "acquisition, replacement, and modernization of rolling stock," "Infrastructure for duplication of railway sections, new yards, and yard extensions," and "railway modernization." The subsidiary publishes an annual report detailing the progress of projects, which is available on the investor relations page.

Senior Notes due 2032 was an issue of Sustainability-Linked Bonds (SLBs), with the following sustainable targets: reduction of 17.6% by 2026 and 21.6% by 2030 in greenhouse gas emissions per Ton per useful kilometer (“TKU”) with the base date of December 2020 as the starting point. The subsidiary Rumo is subject to step-up of 25 basis points, which would increase the interest rate to 4.45% p.a., if these targets are not met.

(vii)	The 11th, 12th and 13th issues debentures have a contractual leverage ratio of 3.0x. However, they have a prior consent (waiver) that allows the broadcaster to extrapolate this index up to the limit of 3.5x until December 31, 2027.
(viii)	Interest Coverage Ratio (Índice de Cobertura de Juros) (“ICJ”).
(ix)	Debt Service Coverage Ratio (Índice de Cobertura do Serviço da Dívida) (“ICSD”).

Summary of Cash and Cash Equivalents
	December 31, 2022	December 31, 2021
Cash and bank accounts	307,819	98,116
Savings account	974,198	2,594,723
Financial investments	12,019,699	13,481,291
	13,301,716	16,174,130

Summary of Financial Investments

Financial investments include the following:

	December 31, 2022	December 31, 2021
Applications in investment funds
Repurchase agreements	1,181,280	1,680,328
Certificate of bank deposits - CDB	—	6,423,385
Others	123,052	—
	1,304,332	8,103,713
Applications in banks
Certificate of bank deposits – CDB (i)	10,396,376	2,321,614
Repurchase agreements (ii)	96,841	974,494
Others(iii)	222,150	2,081,470
	10,715,367	5,377,578
	12,019,699	13,481,291

(i)	Bank deposit certificates (Certificado de Depósito Bancário), or “CDB,” are securities issued by Brazilian financial institutions, with original maturities of up to 90 days, without penalties or other restrictions for their early redemption.
(ii)	Repurchase agreements refer to the purchase of securities, with a commitment to repurchase them at a rate previously established by the parties, usually with a fixed term of up to 90 days, for which there are no penalties or other restrictions for their early redemption.
(iii)	The balance was primarily comprised of investments in time deposits in relation to Rumo Luxembourg’s amounts, via the raised Senior Notes (Bond) that matures in 2032, and with a weighted remuneration of 49 bps (0.47% p.a. on December 31, 2022).

Summary of marketable securities and restricted cash

	December 31, 2022	December 31, 2021
Marketable securities
Financial investment in listed entities (i)	19,586,193	—
Government security (ii)	2,421,297	4,371,645
ESG funds (iii)	91,103	15,311
Certificate of bank deposits - CDB	1,173	1,051
	22,099,766	4,388,007
Current	2,422,470	4,372,696
Non-current	19,677,296	15,311
Total	22,099,766	4,388,007
Restricted cash
Securities pledged as collateral	139,933	58,990
	139,933	58,990
Current	8,024	—
Non-current	131,909	58,990
Total	139,933	58,990

(i)	According to Note 1.3, financial investment in Vale is measured at fair value through profit or loss using the closing price at the reporting date. Such investment was classified as non-current assets, as the Company does not intend to sell these shares in the short term, although these shares are liquid and readily convertible into cash.
(ii)	The sovereign debt securities accrue interest linked to the Special System of Liquidation and Custody (Sistema Especial de Liquidação e Custódia), or “SELIC” rate, with a yield of approximately 100% of the CDI.
(iii)	On October 6, 2021, the Company invested in the Fifth Wall Climate Tech Fund, from the United States, as an investor and partner in a business that also gives preferential access to investments in startups developing carbon solutions. The investment is measured at fair value through profit or loss maturing in 5 years.

Summary of Carrying Amounts of Loans, Borrowings and Debentures

The terms and conditions of outstanding loans are as follows:

	Financial Charges
Description	Indexer	Interest Rate	December 31, 2022	December 31,2021	Maturity	Goal
Secured
Resolution 4,131	Prefixed	—	—	148,932	11/01/2022	Working capital
	Prefixed	2.95%	868,367	—	10/01/2024	Investments
	Prefixed	0.25%	578,708	—	10/01/2024	Investments
	Prefixed	3.20%	2,009,452	—	10/01/2025	Investments
	Prefixed	0.25%	1,338,697	—	10/01/2025	Investments
	Prefixed	3.40%	1,966,061	—	10/01/2026	Investments
	Prefixed	0.25%	1,309,330	—	10/01/2026	Investments
	Prefixed	3.56%	816,172	—	10/01/2027	Investments
	Prefixed	0.25%	543,160	—	10/01/2027	Investments
BNDES	Prefixed	3.50%	378	727	01/01/2024	Investments
	Prefixed	5.86%	280,919	461,756	01/01/2025	Investments
	IPCA + 3.25%	9.50%	1,653,501	945,663	01/04/2029	Investments
	IPCA + 4.10%	10.40%	131,885	154,843	01/04/2029	Investments
	URTJLP	9.29%	2,221,900	2,598,623	07/01/2031	Investments
	IPCA + 5.74%	12.14%	544,925	—	04/01/2036	Investments
Debentures	CDI + 1.79%	15.68%	754,785	753,770	06/01/2027	Investments
	CDI + 1.30%	15.13%	759,175	746,725	10/01/2027	Investments
	IPCA + 4.77%	10.63%	632,440	694,898	06/01/2031	Investments
Bank credit note	IPCA	6.59%	806,028	646,624	01/01/2048	Investments
Export credit note	CDI + 1.03%	14.84%	98,003	86,707	02/01/2023	Investments
	CDI + 0.80%	14.56%	355,770	515,928	12/01/2023	Investments
	CDI + 2.07%	16.33%	50,467	—	03/01/2025	Working capital
	CDI + 2.25%	16.81%	62,760	60,700	01/05/2026	Investments
Export Credit Agency (“ECA”)	Euribor + 0.58%	1.94%	68,455	95,460	09/01/2026	Investments
	IPCA + 4.10%	18.47%	73,717	—	01/01/2030	Investments
			17,925,055	7,911,356
Unsecured
Debentures	CDI +0.50%	—	—	2,033,161	10/01/2022	Investments
	IPCA + 7.48%	—	—	165,478	12/01/2022	Investments
	IPCA + 5.87%	12.28%	907,366	873,474	12/01/2023	Investments
	CDI + 1.95%	15.87%	824,866	717,651	08/01/2024	Investments
	IPCA + 4.33%	10.64%	523,837	501,278	10/01/2024	Investments
	CDI + 2.65%	16.66%	1,819,837	1,858,837	08/01/2025	Investments
	IPCA + 7.36%	13.86%	114,014	108,451	12/01/2025	Investments
	IPCA + 4.68%	10.53%	518,680	543,752	02/01/2026	Investments

	CDI + 1.45%	15.30%	399,616	—	12/01/2026	Investments
	IGPM + 6.10%	12.36%	372,171	352,235	05/01/2028	Investments
	CDI + 1.50%	15.35%	407,308	—	05/01/2028	Investments
	CDI + 1.65%	15.53%	787,519	774,215	08/01/2028	Investments
	IPCA + 4.50%	10.34%	1,523,382	1,483,873	02/01/2029	Investments
	IPCA + 3.90%	9.71%	1,048,252	1,018,844	10/01/2029	Investments
	IPCA + 6.80%	12.77%	893,852	891,972	04/01/2030	Investments
	IPCA + 3.60%	9.39%	367,476	361,862	12/01/2030	Working capital
	IPCA + 5.12%	11.48%	491,153	484,974	08/01/2031	Investments
	CDI + 2.00%	15.92%	946,379	930,301	08/01/2031	Investments
	IPCA + 5.75%	12.15%	394,008	374,761	08/01/2031	Investments
	CDI + 1.90%	15.81%	1,120,577	—	01/05/2032	Investments
	IPCA + 5.99%	11.91%	435,780	—	06/01/2032	Investments
	IPCA + 5.73%	11.64%	537,261	505,584	10/01/2033	Investments
	IPCA + 4.00%	9.81%	941,203	952,671	12/01/2035	Investments
	IPCA + 4.54%	10.38%	80,987	126,668	06/01/2036	Investments
	IPCA + 5.22%	11.59%	467,841	477,578	08/01/2036	Investments
Senior Notes due 2023	Prefixed	—	—	685,550	03/01/2023	Acquisition
Senior Notes due 2025	Prefixed	—	—	2,981,335	01/01/2022	Acquisition
Senior Notes due 2029	Prefixed	5.50%	3,953,564	4,226,142	09/01/2029	Acquisition
Senior Notes due 2027	Prefixed	7.00%	3,587,265	4,305,928	01/01/2027	Acquisition
Senior Notes due 2028	Prefixed	5.25%	2,196,083	2,700,621	01/01/2028	Acquisition
Senior Notes due 2032	Prefixed	4.20%	2,124,051	2,800,716	01/01/2032	Acquisition
Perpetual Notes	Prefixed	8.25%	2,641,732	2,825,420	11/01/2040	Acquisition
Working capital	CDI + 1.60%	15.47%	100,170	100,157	06/01/2023	Working capital
	SOFR + 1.50%	1.50%	2,334,615	—	05/01/2027	Acquisition
Resolution 4,131	Prefixed	5.50%	45,124	—	05/01/2023	Investments
	Prefixed	3.67%	395,285	438,823	05/01/2023	Investments
	Prefixed	1.36%	377,705	414,378	02/01/2024	Investments
	Prefixed	2.13%	1,000,957	—	02/01/2025	Investments
Prepayment	1.27%	1.27%	151,871	166,355	7/1/2023	Working capital
	3M Libor + 1.00%	1.59%	104,667	111,955	10/01/2023	Working capital
Loans abroad	Prefixed	—	—	857	09/01/2022	Investments
	Prefixed	—	—	37,674	11/01/2022	Working capital
	6M Libor + 1.50%	—	—	263,501	12/01/2022	Acquisition
	Prefixed	1.90%	125,707	150,649	12/01/2023	Investments
			35,062,161	37,747,681
Total			52,987,216	45,659,037
Current			4,542,205	4,241,368
Non-current			48,445,011	41,417,669

Summary of Loans, borrowings and debentures

Loans, borrowings and debentures that are classified as non-current have the following maturities:

	December 31, 2022	December 31, 2021
1 to 2 years	4,534,638	4,339,743
2 to 3 years	6,663,907	2,968,458
3 to 4 years	5,631,841	4,029,690
4 to 5 years	8,550,932	984,015
5 to 6 years	4,836,087	6,902,914
6 to 7 years	6,527,516	4,701,952
7 to 8 years	2,180,672	6,595,854
Over 8 years	9,519,418	10,895,043
	48,445,011	41,417,669

Summary of carrying amounts of loans, financing and debentures are denominated by currencies

Loans, borrowings and debentures are denominated in the following currencies:

	December 31, 2022	December 31, 2022
Real	24,450,190	23,304,742
U.S. Dollar	18,912,917	21,806,154
Euro	5,728,508	96,317
Yen	3,769,894	—
Pound Sterling	125,707	451,824
	52,987,216	45,659,037

Schedule of movements in loans, borrowings and debentures

Below are the changes in loans, borrowings, and debentures during the year ended December 31, 2022:

Balance as of January 1, 2021	42,249,460
Proceeds	12,548,547
Repayment of principal	(9,925,067)
Payment of interest	(2,321,868)
Interest, exchange rate and fair value	3,107,965
Balance as of December 31, 2021	45,659,037
Business combination (Note 8.3)	12,825
Proceeds (i)	23,886,960
Repayment of principal (i)	(15,278,378)
Payment of interest	(3,441,978)
Interest, exchange rate and fair value	2,148,750
Balance as of December 31, 2022	52,987,216

(i)	The presented values are primarily attributable to borrowings obtained in connection with the acquisition of Vale’s shares. See Note 1.3.

Summary of lease liabilities

Balance as of January 1, 2021	3,001,847
Business Combination (note 8.3)	3,281
Additions	142,562
Interest	426,313
Transfer between liabilities	(54,139)
Repayment of principal	(461,040)
Payment of interest	(165,301)
Monetary adjustment	374,155
Balance as of December 31, 2021	3,267,678
Business combination (Note 8.3)	174,229
Additions	224,714
Write-offs	(116,157)
Interest	377,449
Repayment of principal	(400,248)
Payment of interest	(211,611)
Monetary adjustment	221,077
Transfers between liabilities	(4,973)
Balance as of December 31, 2022	3,532,158

Current	550,529
Non-current	2,981,629
3,532,158

Summary of impacts on income during the year that were recorded for other lease agreements that were not included in the measurement of lease liabilities
	December 31, 2022	December 31, 2021	December 31, 2020
Variable lease payments not included in the recognition of lease obligations	56,612	35,482	24,045
Expenses related to short-term leases	14,986	30,507	34,101
Low asset leasing costs, excluding short-term leases	1,445	978	1,547
	73,043	66,967	59,693

Summary of Derivative Financial Instruments
	Notional		Fair Value
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Foreign exchange rate derivatives
Forward agreements (i)	53,012	3,313,428	(485)	21,305
FX option agreements	676,214	—	25,360	—
Commodity option agreements (ii)	—	—	21,744	—
	729,226	3,313,428	46,619	21,305
Electricity derivatives
Forward agreements	—	1,407,476	—	(248,123)
	—	1,407,476	—	(248,123)
Foreign exchange and interest rate risk
Swap agreements (interest) (iii)	9,255,278	3,019,917	(155,518)	154,654
Swap agreements (interest and FX) (iv)	17,191,070	13,223,981	790,840	3,380,554
Forward agreements (interest and FX) (v)	12,811,427	—	760,152	—
Swap agreements (interest and inflation) (iii)	10,070,343	6,590,408	(500,444)	77,913
	49,328,118	22,834,306	895,030	3,613,121
Share price risk
Swap agreements (TRS) (vi)	1,515,827	1,074,113	43,130	270,462
Call Spread (v)	5,594,212	—	1,954,493	—
Collar (Vale Shares) (v)	16,931,662	—	(4,078,452)	—
	24,041,701	1,074,113	(2,080,829)	270,462
Total financial instruments			(1,139,180)	3,656,765

Current assets			1,086,698	194,878
Non-current assets			3,065,054	4,538,048
Current liabilities			(1,039,357)	(925,650)
Non-current liabilities			(4,251,575)	(150,511)
Total			(1,139,180)	3,656,765

(i)	To hedge exposures and expenses in foreign currency, the Company and its subsidiaries have foreign exchange forward agreements and/or options indexed to foreign exchange.
(ii)	Call options on Brent for hedging purposes, intended to provide protection in the event that the commodity's price rises above the agreed-upon price due to the Russia-Ukraine war.
(iii)	The Company structured derivatives to protect against exposure to pre-fixed interest in Reais in order to convert such debt into floating rate debt.
(iv)	The Company and its subsidiary Rumo conduct interest and foreign exchange swap operations, making the Company active in U.S. Dollar + fixed interest and passive in a portion of the CDI. In interest and inflation Swap operations, the Company is active in IPCA + fixed interest and passive in CDI percentage.
(v)	The Company structured derivatives, as described in Note 1.3, to protect against price fluctuations in Vale's shares.
(vi)	The Company entered into a Total Return Swap ("TRS") agreement with commercial banks. According to the TRS, which will have a financial settlement, Cosan will receive the return on the price variation of CSAN3 and RAIL3 shares, adjusted for dividends for the period, and will pay annual interest referenced to CDI + Spread. The contracted equivalent quantity of CSAN3 shares with TRS was 77,236,212 shares, and the initial total was R$1,265,790. The total initial value of RAIL3 shares through the TRS was R$244,647 and their contracted equivalent value was 15,440,900 shares. A portion of these operations is guaranteed by RAIL3 shares issued by Rumo. The Company's fair value loss on the TRS for the year ended December 31, 2022 was R$375,693 (a fair value gain of R$57,704 on December 31, 2021).

Schedule of derivative debt and non-debt derivative financial instruments

Below, we demonstrate the opening value of debt and non-debt derivative financial instruments:

	Note	December 31, 2022	December 31, 2021
Derivative financial instruments on debt	5.1	(1,228,928)	3,633,381
Non-debt derivative financial instruments		89,748	23,384
		(1,139,180)	3,656,765

Summary of designated as hedging instruments
		Carrying amount		Accumulated fair value
	Notional	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
FX rate risk hedge
Designated items
Senior Notes 2025 (Rumo Luxembourg)	—	—	—	—	355,409
Senior Notes 2028 (Rumo Luxembourg)	(2,791,600)	(2,196,083)	(2,700,621)	(336,161)	108,756
Senior Notes 2032 (Rumo Luxembourg)	(2,259,375)	(2,124,051)	(2,938,939)	(629,220)	(14,775)
PPE 1 (Moove)	(157,800)	(156,884)	—	2,389	—
PPE 2 (Moove)	(110,400)	(104,667)	—	2,624	—
Total debt	(5,319,175)	(4,581,685)	(5,639,560)	(960,368)	449,390
Derivative financial instruments
Swaps Senior Notes 2025 (Rumo Luxembourg)	—	—	—	—	(120,326)
Swaps Senior Notes 2028 (Rumo Luxembourg)	2,791,600	(418,674)	266,526	685,200	277,542
Swaps Senior Notes 2032 (Rumo Luxembourg)	2,259,375	(128,986)	675,572	804,558	675,572
Swap PPE 1 (Moove)	157,800	(11,079)	—	(11,079)	—
Swap PPE 2 (Moove)	110,400	(7,067)	—	(7,067)	—
Total derivatives	5,319,175	(565,806)	942,098	1,471,612	832,788
Total	—	(5,147,491)	(4,697,462)	511,244	1,282,178

		Carrying amount		Accumulated fair value
	Notional	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Interest rate risk hedge
Designated items
Senior Notes 2023 (Cosan Luxembourg)	—	—	—	—	(188,083)
5th issue - single series (Comgás)	(684,501)	(907,366)	(873,474)	(33,892)	17,184
BNDES Project VIII (Comgás)	(1,000,000)	(851,689)	(921,949)	70,260	(921,949)
Debentures (Rumo)	(5,985,275)	(5,755,679)	(5,359,574)	(327,290)	149,491
Finem (Rumo)	(29,641)	(28,115)	—	(1,644)	—
CCB (Rumo)	(796,338)	(785,366)	—	(4,418)	—
Total debt	(8,495,755)	(8,328,215)	(7,154,997)	(296,984)	(943,357)
Derivative financial instruments
Swaps Senior Notes 2023 (Cosan Luxembourg)	—	—	—	—	10,057
Swaps 5th issue - single series (Comgás)	684,501	221,000	(189,928)	1,248	(401,669)
BNDES Project VIII (Comgás)	1,000,000	(90,193)	51,220	(61,242)	51,220
Swaps Debentures (Rumo)	5,985,275	(148,662)	(75,806)	72,856	(196,959)
Finem (Rumo)	29,641	(558)	—	558	—
CCB (Rumo)	796,338	(6,976)	—	6,976	—
Total derivatives	8,495,755	(25,389)	(214,514)	20,396	(537,351)
Total	—	(8,353,604)	(7,369,511)	(276,588)	(1,480,708)

Schedule of fair value option of financial instruments

The Company chose to designate protected liabilities (hedge items) to be recorded at fair value through profit or loss. Considering that derivative instruments are always accounted for at fair value through profit or loss, the accounting effects are the same as those obtained by means of the documentation of a hedge:

			Carrying amount		Accumulated Fair Value
		Notional	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
FX rate risk
Items
Senior Notes 2027 (Cosan Luxembourg)	USD+7.0%	(3,391,505)	(3,587,265)	(4,305,928)	967,778	313,052
Export Credit Agreement (Rumo)	EUR + 0.58%	(100,198)	(68,455)	(95,460)	377	(1,337)
Resolution 4,131 (Direction)	USD+2.20%	—	—	(148,932)	247	4,412
Resolution 4,131 (Comgás - 2018)	USD + 3.67%	(268,125)	(395,285)	(438,823)	(2,680)	(18,230)
Resolution 4,131 (Comgás - 2021)	USD + 1.36%	(407,250)	(377,705)	(414,378)	15,545	5,526
Resolution 4,131 (Comgás - 2022)	USD + 2.13%	(1,097,400)	(1,000,957)	—	51,798	—
Total		(5,264,478)	(5,429,667)	(5,403,521)	1,033,065	303,423

Derivative instruments
Swap Senior Notes 2027 (Cosan Luxembourg)	126.85% of the CDI	3,391,505	1,285,454	2,047,237	(736,466)	45,181
FX and interest rate swap (Rumo)	108% of CDI	100,198	15,468	30,535	15,067	(3,096)
FX and interest rate swap (Rumo)	118% of CDI	—	—	47,527	47,527	(20,019)
EIB 3rd Tranche (Comgás)	88.5% of the CDI	—	—	—	—	844
EIB 4th Tranche (Comgás)	81.1% of the CDI	—	—	—	—	2,583
Resolution 4,131 (Comgás - 2018)	107.9% of the CDI	268,125	123,760	168,358	(61,685)	20,794
Resolution 4,131 (Comgás - 2020)	CDI + 2.75%	—	—	—	—	15,711
Resolution 4,131 (Comgás - 2021)	CDI + 1.25%	407,250	(50,245)	(514)	(88,612)	(6,628)
Resolution 4,131 (Comgás - 2022)	CDI + 1.20%	1,097,400	(160,369)	—	(217,215)	—
Total derivatives		5,264,478	1,214,068	2,293,143	(1,041,384)	95,408
Total		—	(4,215,599)	(3,110,378)	(8,319)	398,831

			Carrying amount		Accumulated fair value
		Notional	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Interest rate risk
Items
4th issue - 3rd series (Comgás)	IPCA + 7.36%	(114,818)	(114,014)	—	(114,014)	—
6th issue - single series (Comgás)	IPCA + 4.33%	(523,993)	(523,837)	—	(523,837)	—
9th issue - 1st series (Comgás)	IPCA + 5.12%	(500,000)	(491,153)	(484,974)	(6,179)	(484,974)
9th issue - 2nd series (Comgás)	IPCA + 5.22%	(500,000)	(467,841)	(477,578)	9,737	(477,578)
BNDES Projects VI and VII (Comgás)	IPCA + 4.10%	(160,126)	(131,885)	—	(131,885)	—
BNDES Project VIII (Comgás)	IPCA + 3.25%	(870,149)	(801,812)	—	(801,812)	—
BNDES Project IX (Comgás)	IPCA + 5.74%	(565,582)	(544,925)	—	(544,925)	—
Debentures (Rumo)	IPCA + 4.68%	(420,000)	(518,680)	(543,752)	(6,070)	82,474
Debentures (Rumo)	IPCA + 4.50%	(600,000)	(704,954)	(676,798)	(34,745)	131,153
Total		(4,254,668)	(4,299,101)	(2,183,102)	(2,153,730)	(748,925)

Derivative instruments
Swaps 4th issue - 2nd series (Comgás)	94.64% CDI	—	—	—	(3,900)	—
Swaps 4th issue - 3rd series (Comgás)	112.49% CDI	114,818	(778)	—	(5,096)	—
6th issue - single series (Comgás)	89.9% CDI	523,993	(10,419)	—	(26,161)	—
Swaps 9th issue - 1st series (Comgás)	109.20% CDI	500,000	(17,705)	5,776	(37,517)	5,776
Swaps 9th issue - 2nd series (Comgás)	110.50% CDI	500,000	(40,441)	12,939	(53,304)	12,939
BNDES Projects VI and VII (Comgás)	87.50% CDI	160,126	(2,046)	—	(6,923)	—
BNDES Project VIII (Comgás)	82.94% CDI	870,149	(21,039)	—	(48,613)	—
BNDES Project VIII (Comgás)	82.94% CDI	565,582	(6,632)	—	(6,632)	—
Debentures (Rumo)	107% CDI	420,000	76,194	71,375	(4,819)	(11,682)
Debentures (Rumo)	103% CDI	600,000	74,092	82,344	8,252	(41,468)
Total derivatives		4,254,668	51,226	172,434	(184,713)	(34,435)
Total		—	(4,247,875)	(2,010,668)	(2,338,443)	(783,360)

Summary of Trade Receivables
	December 31, 2022	December 31, 2021
Domestic market	3,085,227	1,810,867
Unbilled revenue (i)	968,147	975,588
Foreign market - foreign currency	28,786	74,450
	4,082,160	2,860,905

Expected credit losses	(154,618)	(115,052)
	3,927,542	2,745,853

Current	3,769,908	2,580,776
Non-current	157,634	165,077
	3,927,542	2,745,853

(i)      Unbilled revenue refers to the part of the gas supply in the month, whose measurement and billing have not yet been carried out.

Summary of Ageing analysis of Trade Receivables

The aging of trade receivables is as follows:

	December 31, 2022	December 31, 2021
Not overdue	3,514,756	2,484,633
Overdue
Up to 30 days	376,868	206,244
From 31 to 60 days	40,389	21,130
From 61 to 90 days	20,254	22,351
More than 90 days	129,893	126,547
Expected credit losses	(154,618)	(115,052)
	3,927,542	2,745,853

Summary of Changes in Allowance for Doubtful Accounts

Changes in the expected credit losses are as follows:

Balance as of January 1, 2021	(136,024)
Provision / reversal	(10,762)
Foreign exchange	(340)
Write-offs	32,074
Balance as of December 31, 2021	(115,052)
Business combination (Note 8.3)	(31,923)
Provision / reversal	(28,463)
Foreign exchange	(4,905)
Write-offs	25,725
Balance as of December 31, 2022	(154,618)

Summary of Receivables from and Payables to Related Parties

a)      Accounts receivable and payable with related parties

	December 31, 2022	December 31, 2021
Current assets
Commercial operations
Raízen S.A. (i)	79,297	54,199
Termag - Maritime Terminal of Guarujá S.A.	14,286	14,286
Aguassanta Participacoes S.A.	2,184	2,956
Others	11,936	361
	107,703	71,802
Financial and corporate operations
Raízen S.A. (i)	20,586	8,978
Ligga S.A. (ii)	107,252	17,500
	127,838	26,478
Total current assets	235,541	98,280

Non-current assets
Commercial operations
Raízen S.A. (i)	47,731	47,732
Termag - Maritime Terminal of Guarujá S.A.	43,810	64,286
	91,541	112,018
Financial and corporate operations
Raízen S.A. (i)	149,347	205,958
Others	113	235
	149,460	206,193
Total non-current assets	241,001	318,211
Total assets	476,542	416,491

Current liabilities
Commercial operations
Raízen S.A. (i)	296,051	221,373
Aguassanta Participações S.A.	6,419	—
Others	20,569	6,365
	323,039	227,738
Financial and corporate operations
Raízen S.A. (i)	64,697	59,871
	64,697	59,871
Total current liabilities	387,736	287,609

(i)

Current and non-current assets receivable from Raízen S.A. and its subsidiaries are, substantially, tax credits that will be reimbursed to the Company when realized. The preferred shares are used by Raízen to reimburse Cosan, with preferred dividends, when the net operating loss is consumed in Raízen.

Current liabilities represent Cosan S.A.'s obligation to reimburse Raízen S.A. and its subsidiaries for expenses related to legal disputes and other liabilities incurred prior to the formation of the joint venture.

(ii)	Advance for future capital increase.

Summary of Related Party Transactions

b)     Related party transactions

	December 31, 2022	December 31, 2021	December 31, 2020
Operating income
Raízen S.A. and its subsidiaries	908,588	679,500	675,436
Others	6,910	—	268
	915,498	679,500	675,704
Purchase of products / inputs / services
Raízen S.A. (i)	(2,528,022)	(1,576,070)	(1,136,691)
Other	—	—	(939)
	(2,528,022)	(1,576,070)	(1,137,630)
Shared income (expenses)
Raízen S.A.	(68,120)	(73,831)	(81,018)
Others	96	—	—
	(68,024)	(73,831)	(81,018)
Finance result
Raízen S.A.	(106)	4,937	6,345
Cosan Limited	—	—	—
Other	(92)	—	47
	(198)	4,937	6,392
Total	(1,680,746)	(965,464)	(536,552)

Summary of Officers' and Directors' Compensation
	December 31, 2022	December 31, 2021	December 31, 2020
Short-term benefits to officers and directors	160,020	177,405	102,250
Share-based compensation	77,210	68,209	15,441
Long-term benefits to officers and directors	26,563	5,863	—
Post-employment benefits	2,039	750	1,045
	265,832	252,227	118,736

Summary of carrying amounts of trade payables
	December 31, 2022	December 31, 2021
Materials and service suppliers	2,929,310	1,847,222
Natural gas and transportation suppliers (i)	1,393,418	1,314,946
Electricity and transportation suppliers	42,732	74,893
Fuels and lubricants suppliers	1,086	118
Other	13,305	16,325
	4,379,851	3,253,504

(i)      The open balance of natural gas supply primarily refers to the natural gas supply contracts with Petróleo Brasileiro S.A. (“Petrobras”).

Schedule of changes in net sector financial asset (liability)

The following demonstrates the change in net sectorial financial assets (liabilities) for the year ending on December 31, 2022:

	Sectorial asset	Sectorial liabilities	Total
Balance as of January 1, 2021	241,749	(565,911)	(324,162)
Cost of gas (i)	228,153	—	228,153
Tax credits (ii)	—	(167,397)	(167,397)
Monetary update (iii)	19,699	(263,410)	(243,711)
Extemporaneous credit (iv)	—	(375,565)	(375,565)
Deferral of IGP-M (v)	68,709	—	68,709
Balance as of December 31, 2021	558,310	(1,372,283)	(813,973)
Cost of gas (i)	(466,743)	—	(466,743)
Tax credits (ii)	—	16,876	16,876
Monetary update (iii)	80,996	(120,804)	(39,808)
Deferral of IGP-M (v)	110,013	—	110,013
Business combination (Note 8.3) (ii)	59,757	(140,405)	(80,648)
Balance as of December 31, 2022	342,333	(1,616,616)	(1,274,283)

Current	148,955	(67,419)	81,536
Non-current	193,378	(1,549,197)	(1,355,819)
	342,333	(1,616,616)	(1,274,283)

(i)	Refers to the difference between the cost of gas purchased and that contained in tariffs, which is fully classified as current assets since the regulator's deliberation calls for annual tariff recovery for the residential and commercial segments and quarterly tariff recovery for the other segments.
(ii)	Refers to the net amount of tax credits on tax benefits in the year.
(iii)	Recalculation of the gas current account and extemporaneous credit using the SELIC rate.
(iv)	Credit for the exclusion of ICMS from the PIS and COFINS base, see details in Note 6.
(v)	Appropriation of the deferral of the IGP-M for the residential and commercial segments.

Summary of Market Value of Senior Notes that are listed on Luxembourg Stock Exchange

The market value of the debts below are quoted on the Luxembourg Stock Exchange (Note 5.6) and are based on the quoted market price as follows:

		December 31, 2022	December 31, 2021
Senior Notes 2023	Cosan Luxembourg S.A.	—	100.26%
Senior Notes 2025	Rumo Luxembourg S.à rl.	—	103.04%
Senior Notes 2027	Cosan Luxembourg S.A.	100.92%	103.79%
Senior Notes 2028	Rumo Luxembourg S.à rl.	95.04%	103.42%
Senior Notes 2029	Cosan Luxembourg S.A.	94.30%	104.39%
Senior Notes 2032	Rumo Luxembourg S.à rl.	80.36%	94.34%
Perpetual Notes	Cosan Luxembourg S.A.	98.92%	102.17%

Summary of carrying amounts and fair value of financial assets and financial liabilities

The carrying amounts and fair value of consolidated assets and liabilities are as follows:

				Assets and Liabilities Measured at Fair Value
		Carrying amount		December 31, 2022			December 31, 2021
	Note	December 31, 2022	December 31, 2021	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets
Investment funds	5.2	1,304,332	8,103,713	—	1,304,332	—	—	8,103,713	—
Marketable securities	5.3	22,099,766	4,388,007	19,586,193	2,513,573	—	—	4,388,007	—
Other financial assets		89,238	320,193	89,238	—	—	—	320,193	—
Investment properties (i)	10.5	14,103,060	3,886,696	—	—	14,103,060	—	—	3,886,696
Derivative financial instruments	5.6	4,151,752	4,732,926	—	4,151,752	—	—	4,732,926	—
Total		41,748,148	21,431,535	19,675,431	7,969,657	14,103,060	—	17,544,839	3,886,696

Liabilities
Loans, financing and debentures	5.4	(52,987,216)	(45,659,037)	—	(45,038,188)	—	(30,157,655)	(20,214,600)	—
Derivative financial instruments	5.6	(5,290,932)	(1,076,161)	—	(5,290,932)	—	—	(1,076,161)	—
Total		(58,278,148)	(46,735,198)	—	(50,329,120)	—	(30,157,655)	(21,290,761)	—

(i)	The fair value of investment properties was determined using the direct comparative method of market data applied to transactions involving similar properties (type, location, and quality of property) and, to a lesser extent, sales quotes for potential transactions involving comparable assets (level 3). The methodology used to determine fair value incorporates direct comparisons of market information, such as market research, homogenization of values, spot market prices, sales, distances, facilities, access to land, topography and soil, land use (crop type), and rainfall, among other data, in accordance with the standards issued by the Brazilian Association of Technical Standards ("ABNT"). On December 31, 2022, the discount rates used ranged from 11.20 to 13.75% p.a. (6.5 to 9% p.a. on December 31, 2021).

Schedule of exposure to financial risks
Risk	Exposure arising from	Measurement	Management
Market risk – foreign exchange	(i) Future commercial transactions. (ii) Recognized financial assets and liabilities not denominated in Brazilian reais.	(i) Cash flow forecasting (ii) Sensitivity analysis	Foreign currency.
Market risk – interest rate	Cash and cash equivalents, securities, loans, financing and debentures, leases and derivative financial instruments.	(i) Sensitivity analysis	Interest rate Swap.
Market risk - price	(i)Future business transactions. (ii)Investment in Securities	(i)Cash flow forecasting (ii)Sensitivity analysis	(i)Future price of electricity (purchase and sale) (iii)Derivative protection for valuation and devaluation of shares
Credit risk	Cash and cash equivalents, marketable securities, trade receivables, derivatives, receivables from related parties, dividends, and investment property	(i) Aging analysis by maturity (ii) Credit ratings	Availability of lines of credit
Liquidity risk	Loans, financing and debentures, accounts payable to suppliers, other financial liabilities, REFIS, leases, derivatives, payables to related parties and dividends.	(i) Cash flow forecasting	Availability of lines of credit

Schedule of net exposure to the exchange rate variations on assets and liabilities denominated in U.S. dollar and Euro

As of December 31, 2022 and 2021, the Company had the following net exposure to foreign exchange variation on assets and liabilities denominated in US Dollars, Euros, Yen and Pound Sterling:

	December 31,2022	December 31,2021
Cash and cash equivalents	1,138,948	3,811,598
Trade receivables	—	93,326
Trade payables	(97,259)	(4,721)
Loans, borrowings and debentures	(13,698,102)	(19,640,300)
Leases	(94,716)	(108,365)
Consideration payable	(223,960)	(234,960)
Derivative financial instruments (notional)	7,728,609	21,105,358
Foreign exchange exposure, net	(5,246,480)	5,021,936

Summary of Sensitivity Analysis on Changes in Foreign Exchange Rates Impact on Profit Loss

The probable scenario considers the estimated exchange rates, made by a specialized third party, at the due date of the transactions for the companies with functional currency Brazilian reais (positive and negative, before tax effects), as follows:

			Scenarios
Instrument	Risk Factor	Probable	25%	50%	(25)%	(50)%
Cash and cash equivalents	Low FX rate	7,051	286,509	573,009	(286,490)	(572,990)
Trade payables	High FX rate	3,160	(18,941)	(41,042)	25,261	47,362
Derivative financial instruments	Low FX rate	1,001,928	(732,481)	(1,451,245)	802,517	1,628,860
Loans, borrowings and debentures	High FX rate	(398,592)	(5,730,777)	(11,461,553)	5,730,777	11,461,553
Leases	High FX rate	3,477	(20,839)	(45,155)	27,793	52,109
Effect on profit or loss before tax		617,024	(6,216,529)	(12,425,986)	6,299,858	12,616,894

Summary of Sensitivity Analysis on Changes in Foreign Exchange Rates

The probable scenario considers the estimated exchange rates, made by a specialized third party, at the due date of the transactions for the companies with functional currency Brazilian reais (positive and negative, before tax effects), as follows:

	Exchange rate sensitivity analysis
	December 31, 2022		Scenario
		Probable	25%	50%	(25)%	(50)%
U.S.$	5.2177	5.2500	6.5625	7.8750	3.9375	2.6250
	€5.5694	5.7225	7.1531	8.5838	4.2919	2.8613
	£6.2785	6.6150	8.2688	9.9225	4.9613	3.3075
	¥0.0392	0.0410	0.0513	0.0615	0.0308	0.0205

Summary of sensitivity analysis on interest rates on loans and financing which impacts on profit or loss

Below is a sensitivity analysis of interest rates on loans and financing and financial assets linked to the CDI rate with 25% and 50% pre-tax increases and decreases:

		Scenarios
Interest rate exposure	Probable	25%	50%	(25)%	(50)%
Cash and cash equivalents	1,699,515	1,931,748	2,355,898	1,088,365	665,854
Marketable securities	306,846	287,588	364,300	134,165	57,453
Restricted cash	18,420	18,380	22,985	9,171	4,565
Lease and concession in installments	(146,467)	(183,084)	(219,700)	(109,850)	(73,233)
Lease	(447,011)	(447,729)	(448,451)	(446,296)	(445,585)
Derivative financial instruments	(993,288)	(2,534,024)	(2,268,366)	(2,771,263)	(2,884,394)
Loans, borrowings and debentures	(2,319,734)	(2,643,462)	(3,053,829)	(1,610,620)	(2,274,093)
Other financial liabilities	(119,769)	(146,869)	(173,969)	(92,668)	(65,568)
Loss before tax	(2,001,488)	(3,717,452)	(3,421,132)	(3,798,996)	(5,015,001)

Summary of probable scenario considers the estimated interest rate

The probable scenario considers the estimated interest rate, made by a specialized third party and Central Bank of Brazil, as follows:

		Scenarios
	Probable	25%	50%	(25)%	(50)%
SELIC	13.35%	16.69%	20.03%	10.02%	6.68%
CDI	13.25%	16.57%	19.88%	9.94%	6.63%
TJLP462 (TJLP + 1% p.a.)	8.00%	9.75%	11.50%	6.25%	4.50%
TJLP	7.00%	8.75%	10.50%	5.25%	3.50%
IPCA	4.98%	6.23%	7.47%	3.74%	2.49%
IGP-M	4.45%	5.56%	6.67%	3.34%	2.22%
Libor	4.43%	5.54%	6.64%	3.32%	2.21%
Fed Funds	5.25%	6.56%	7.88%	3.94%	2.63%

Schedule of outstanding energy trading operations

The following are the balances pertaining to our open electricity transactions:

	December 31,2022			December 31,2021
	Assets	Liabilities	Net Income	Assets	Liabilities	Net Income
Electricity trading	—	—	—	69,576	(317,699)	(248,123)

Summary of positions in natural gas derivatives

These are our open positions in natural gas derivatives:

			Scenarios
Instrument	Risk factor	Probable	25%	50%	(25)%	(50)%
Brent derivatives – options	Price variation US$/bbl	21,744	21,878	64,345	127,602	3,508

Summary of sensitivity analysis considers the closing price of the shares

The sensitivity analysis considers the closing price of the shares, as shown below:

		Scenarios
Instrument	Probable	25%	50%	(25)%	(50)%
CSAN3	1,378,141	274,714	605,285	(386,428)	(716,999)
RAIL3	293,684	73,421	146,842	(73,421)	(146,842)
VALE3	6,254,192	1,563,548	3,127,096	(1,563,548)	(3,127,096)
VALE3 (Collar)	13,332,000	2,744,775	2,744,775	(520,500)	(520,500)
VALE3 (Call Spread)	716,586	1,541,654	1,541,654	(69,748)	(69,748)

			Scenarios
Share	December 31,2022	Probable	25%	50%	(25)%	(50)%
CSAN3	17.12	17.12	21.40	25.68	12.84	8.56
RAIL3	18.61	18.61	23.26	27.92	13.96	9.31
VALE3	88.88	88.88	111.10	133.32	66.66	44.44

Summary of Credit Risk
	December 31,2022	December 31,2021
Cash and cash equivalents	13,301,716	16,174,130
Trade receivables	3,927,542	2,745,853
Marketable securities	2,513,574	4,388,007
Restricted cash	139,933	58,990
Derivative financial instruments	4,151,752	4,732,926
Receivables from related parties	476,542	416,491
Receivable dividends and interest on equity	161,147	519,965
Other financial assets	89,238	320,193
	24,761,444	29,356,555

Summary of Credit Risk Rating
	December 31,2022	December 31,2021
AAA	16,769,858	23,080,390
AA	3,133,455	2,239,266
A	138,478	—
BBB	—	34,397
Not rated	65,184	—
	20,106,975	25,354,053

Summary of financial liabilities by due dates based on undiscounted cash flows contracted

The Company's financial liabilities (based on contracted undiscounted cash flows) are categorized by maturity dates as follows:

	December 31,2022					December 31,2021
	Up to 1 year	From 1 to 2 years	From 3 to 5 years	Over 5 years	Total	Total
Loans, borrowings and debentures	(4,844,717)	(5,822,518)	(12,609,628)	(39,923,264)	(63,200,127)	(57,375,287)
Trade payables	(4,379,851)	—	—	—	(4,379,851)	(3,253,504)
Other financial liabilities	(924,562)	—	—	—	(924,562)	(726,423)
Installment of tax debts	(53,520)	(2,077)	(89)	(153,074)	(208,760)	(200,664)
Leases	(434,903)	(420,692)	(929,060)	(14,652,184)	(16,436,839)	(15,631,812)
Lease and concession in installments	(196,384)	(192,639)	(188,331)	(559,819)	(1,137,173)	(1,185,076)
Payable to related parties	(387,736)	—	—	—	(387,736)	(287,609)
Dividends payable	(892,006)	—	—	—	(892,006)	(799,634)
Derivative financial instruments	(1,590,774)	(2,498,419)	1,232,960	2,772,107	(84,126)	6,313,208
	(13,704,453)	(8,936,345)	(12,494,148)	(52,516,234)	(87,651,180)	(73,146,801)